Borrowings	12 Months Ended
Dec. 31, 2024
BORROWINGS [Abstract]
Borrowings
12.	BORROWINGS
Bank borrowings
As of December 31, 2023 and 2024, the Company had nil outstanding balance and $400,000 of undrawn revolving credit facilities.
Secured borrowings
Sale proceeds from transfers of loans receivable that do not qualify for sale accounting are reported as secured borrowings. As of December 31, 2023 and 2024, $146,661 and $80,615, respectively, remained outstanding. Net cash flows
from these transfers are presented in “Proceeds from (repayments of) secured borrowings, net” in the consolidated statements of cash flows.
Borrowings under securitization transactions
As of December 31, 2023 and 2024, $119,323 and $299,474, respectively, remained outstanding. As of December 31, 2023, the borrowings bear an interest rate of 5.3% to 7.8% and the maturity of the borrowings range from
April 2026
to
August 2026
. As of December 31, 2024, the borrowings bear an interest rate of 5.3% to 8.2% and the maturity of the borrowings range from
May 2025
to
January 2027
.